Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash at bank and in hand	$ 740	$ 1,035
Money market funds and other cash equivalents	10,033	9,515
Balance per Group balance sheet	10,773	10,550
Bank overdrafts repayable on demand (unsecured)	(1)	(3)
Cash and cash equivalents included in Assets held for sale	117
Balance per Group cash flow statement	$ 10,889	$ 10,547	$ 8,189	$ 9,354